Derivative financial instruments - Summary of derivative financial instruments portfolio (assets and liabilities) by type of instrument (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 4,309,901,376	R$ 3,344,201,685
Assets, fair value	R$ 40,920,581	R$ 46,199,796
Percentage of derivative financial assets	100.00%	100.00%
Liabilities, notional amount	R$ 4,234,998,602	R$ 3,692,719,383
Liabilities, fair value	R$ 37,546,940	R$ 40,047,687
Percentage of derivative financial liabilities	100.00%	100.00%
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 2,923,722,965	R$ 2,441,605,116
Liabilities, fair value	R$ 17,264,242	R$ 22,034,604
Percentage of derivative financial liabilities	46.00%	55.00%
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 862,383,442	R$ 825,780,642
Liabilities, fair value	R$ 14,937,416	R$ 14,000,255
Percentage of derivative financial liabilities	40.00%	35.00%
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 144,316,614	R$ 28,290,772
Liabilities, fair value	R$ 1,681,224	R$ 2,083,292
Percentage of derivative financial liabilities	4.00%	5.00%
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 304,575,581	R$ 397,042,853
Liabilities, fair value	R$ 3,664,058	R$ 1,929,536
Percentage of derivative financial liabilities	10.00%	5.00%
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 3,055,103,887	R$ 2,538,687,746
Assets, fair value	R$ 13,520,972	R$ 18,760,746
Percentage of derivative financial assets	33.00%	41.00%
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 914,003,115	R$ 758,053,043
Assets, fair value	R$ 20,361,017	R$ 21,743,021
Percentage of derivative financial assets	50.00%	47.00%
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 131,460,114	R$ 24,701,643
Assets, fair value	R$ 1,071,790	R$ 2,692,354
Percentage of derivative financial assets	3.00%	6.00%
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 209,334,260	R$ 22,759,253
Assets, fair value	R$ 5,966,802	R$ 3,003,675
Percentage of derivative financial assets	14.00%	6.00%
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 7,490,899	R$ 9,815,756
Liabilities, fair value	4,272,701	10,513,075
Not later than three months [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,303,303	5,905,967
Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,857,900	2,501,045
Not later than three months [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,084,705	2,008,234
Not later than three months [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	26,793	97,829
Not later than three months [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,631,248	5,326,134
Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	3,906,979	2,296,009
Not later than three months [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	937,529	2,058,810
Not later than three months [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	15,143	134,803
Later Than Four Months And Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	8,707,923	14,720,786
Liabilities, fair value	9,905,322	10,134,377
Later Than Four Months And Not Later Than One Year [Member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	7,100,530	8,037,327
Later Than Four Months And Not Later Than One Year [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,393,812	1,106,887
Later Than Four Months And Not Later Than One Year [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	366,860	72,285
Later Than Four Months And Not Later Than One Year [Member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,044,120	917,878
Later Than Four Months And Not Later Than One Year [Member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,012,043	12,239,761
Later Than Four Months And Not Later Than One Year [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,149,103	606,502
Later Than Four Months And Not Later Than One Year [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	14,282	605,517
Later Than Four Months And Not Later Than One Year [Member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,532,495	1,269,006
Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	20,584,594	16,901,928
Liabilities, fair value	18,347,974	11,738,481
Later than one year and not later than five years [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	5,280,495	4,822,139
Later than one year and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	10,515,355	6,082,330
Later than one year and not later than five years [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	192,055	2,319
Later than one year and not later than five years [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,360,069	831,693
Later than one year and not later than five years [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	4,877,594	1,194,830
Later than one year and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	11,540,141	14,206,015
Later than one year and not later than five years [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	57,942	13,535
Later than one year and not later than five years [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	4,108,917	1,487,548
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	4,137,165	4,761,326
Liabilities, fair value	5,020,943	7,661,754
Later than five years [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	3,579,914	3,269,171
Later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,170,349	4,309,993
Later than five years [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	37,604	454
Later than five years [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	233,076	82,136
Later than five years [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	87	21
Later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	3,764,794	4,634,495
Later than five years [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	62,037	14,492
Later than five years [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 310,247	R$ 112,318